NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Supply Agreements (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 22, 2021 installment MW	Nov. 30, 2016 MW	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)
Supply Commitment [Line Items]
Refund liability			$ 14,764	$ 22,566
Interest expense			5,822	0	$ 0
Affiliated entity | Debentures due 2023
Supply Commitment [Line Items]
Interest expense					11,300
Affiliated entity | TotalEnergies
Supply Commitment [Line Items]
Contract liabilities, current portion			58,852	31,069
Contract liabilities, net of current portion			4,319	23,840
Affiliated entity | TotalEnergies | Debentures due 2023
Supply Commitment [Line Items]
Interest expense			0	0	$ 2,667	$ 2,700
Affiliated entity | Danish Fields Solar LLC
Supply Commitment [Line Items]
Customer advances received			58,800	57,100
Interest expense			2,400
Affiliated entity | The Amendment to the Solarization Agreement | SunPower and TotalEnergies
Supply Commitment [Line Items]
Maximum power covered (MW) | MW	70
Number of installments | installment	12
Affiliated entity | The Amendment to the Solarization Agreement | TotalEnergies
Supply Commitment [Line Items]
Refund liability			22,100
Contract liabilities, current portion			0	8,100
Contract liabilities, net of current portion			$ 2,200	$ 3,500
SunPower and TotalEnergies | Total Supply Agreement
Supply Commitment [Line Items]
Period for commitment		4 years
Power commitment (MW) | MW		200
Maximum power covered (MW) | MW		150
Option to purchase performance line solar panels (MW) | MW		50
TotalEnergies | Total Supply Agreement
Supply Commitment [Line Items]
Contract liabilities							$ 88,500